Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Share Capital [Text Block]

10. Share Capital

(a) Authorized:

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value.

(b) Issued:

(i) On August 21, 2025, the Company converted 129,990 vested restricted share units ("RSUs") into common shares and issued 129,990 common shares to the officers of the Company.

(ii) On August 18, 2025, the Company closed a private placement for 4,651,163 flow through common shares at a price of CAD$0.43 per share for gross proceeds of CAD$2 million. The fair value of the shares on  August 18, 2025 was CAD$0.39 per share, resulting in the recognition of a flow through premium liability of CAD$0.04 per share for a total of CAD$186,047.

(iii) On August 18, 2025, the Company closed a financing consisting of 5,128,205 shares at CAD $0.39 per share for aggregate gross proceeds of CAD $2 million

(iv) On April 22, 2025, the Company converted 360,645 vested RSUs into common shares and issued 360,645 common shares to the officers of the Company.

(v) On March 4, 2025, the Company closed a private placement for 9,200,000 flow through common shares at a price of CAD$0.35 per share for gross proceeds of CAD$3.2 million. The fair value of the shares on March 4, 2025 was CAD$0.34 per share, resulting in the recognition of a flow through premium liability of CAD$0.01 per share for a total of CAD$92,000.

(vi) On May 29, 2024, the Company converted 906,302 vested RSUs into common shares and issued 906,302 common shares to the officers of the Company.

(vii) On March 28, 2024, the Company closed a private placement for 15.7 million flow through common shares at CAD$0.2625 per share for gross proceeds of CAD$4.1 million. The fair value of the shares was CAD$0.24 per share, resulting in the recognition of a flow through premium liability of CAD$0.0225 per share for a total of CAD$353,000.

(viii) On July 28, 2023, the Company closed a financing consisting of 21,000,000 shares at CAD $0.21 per share for aggregate gross proceeds of CAD $4.4 million.

(c) Omnibus incentive plan:

The Company has an omnibus incentive compensation plan implemented in 2023. Pursuant to the omnibus plan, at December 31, 2025, the Company currently has 3,396,570 shares listed and reserved under the plan for stock option activities, 10,000,000 shares for restricted share units grants, 5,000,000 shares for deferred share units grants and 1,000,000 Shares for performance share units grants. The Plan, together with all security-based compensation arrangements of the Company, has an aggregate maximum number of shares that can be reserved for issuance equal to 10% of the number of shares issued and outstanding, from time to time.

i) Stock Options:

The continuity of outstanding stock options for the year ended December 31, 2025, 2024, and 2023 is as follows:

		Weighted
		average
		exercise
	Number	price
	of Shares	(CAD$)

Outstanding balance, December 31, 2022	2,235,000	$0.49
Cancelled and expired during 2023	(1,335,000)	$0.49
Outstanding balance, at December 31, 2023	900,000	$0.50
Expired during 2024	(40,000)	$0.30
Outstanding balance, at December 31, 2024	860,000	$0.51
Expired during 2025	(60,000)	$0.50
Outstanding balance, at December 31, 2025	800,000	$0.51

Exercise price range		$0.50 - $0.52

The following table summarizes information about stock options exercisable and outstanding at December 31, 2025:

		Weighted	Weighted
		Average	Average
Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices
(CAD$)	31-Dec-25	(Number of Years)	(CAD$)

$0.50	300,000	0.48	$0.50
$0.52	500,000	0.53	$0.52
	800,000	0.50	$0.51

No stock options were granted during the years ended December 31, 2025, 2024, and 2022. As a result of no grants, no stock  options related share based compensation was recorded for these years.

ii) Performance share units

No performance share units (PSUs) were granted during the years ended December 31, 2025, 2024 and 2023. Total PSUs available for granting are 1,000,000.

iii) Restricted share units

There are 9,412,503 restricted share units ("RSUs") available for granting under the Omnibus plan as at December 31, 2025.

459,096 RSUs were granted to the officers of the Company during the year ended December 31, 2025. The share price on grant date was CAD $0.38. These RSUs vest over a period of one year. During the year ended December 31, 2025, 490,635 vested RSUs were converted to common shares and 58,483 RSUs were cancelled.

222,598 RSUs were granted to the officers of the Company during the year ended December 31, 2024. The share price on grant date was CAD $0.30. These RSUs vest over a period of one year.

1,600,000 RSUs were granted to the officers of the Company during the year ended December 31, 2023. The share price on grant date was CAD $0.230. These RSUs vest over a period of two years. During the year ended December 31, 2024, 906,302 vested RSUs were converted to common shares and 238,776 RSUs were cancelled.

For accounting purposes, the Company amortizes the share-based compensation expense over the vesting period. The Company recognized a share-based compensation expense of $146,000 for the year ended December 31, 2025 (2024 - $108,347 and 2023 - $152,069).

The following is the RSUs continuity schedule as of December 31, 2025:

Balance December 31, 2022	-
RSUs granted	1,600,000
Balance December 31, 2023	1,600,000
RSUs granted	222,598
RSUs vested and converted to shares	(906,302)
RSUs cancelled	(238,776)
Balance December 31,2024	677,520
RSUs granted	459,096
RSUs vested and converted to shares	(490,635)
RSUs cancelled	(58,484)
Balance December 31, 2025	587,497

iv) Deferred share units

There are 2,392,063 available deferred share units ("DSUs") under the Omnibus plan as at December 31, 2025.

438,425 DSUs were granted to the directors of the Company during the year ended December 31, 2025 (share price on grant date was CAD $0.49).

632,257 DSUs were granted to the directors of the Company during the year ended December 31, 2024 (share price on grant date was CAD $0.30).

1,537,255 DSUs were granted to the directors of the Company during the year ended December 31, 2023 (share price on grant date was CAD $0.23).

These granted DSUs vested immediately, the Company accounts initially, based on the share price of the Company on the grant date, for a share-based compensation expense of and a corresponding share-based compensation liability. At each period end, the Company revalues the value of the outstanding DSUs to current market share price of the Company and adjusts accordingly the share based compensation and deferred compensation liability.  For the year ended December 31, 2025 the Company recognized a share based compensation of $405,000 (December 31, 2024 - $207,844 December 31, 2023 - $244,000) in connection with DSUs grants and revaluation of the outstanding DSUs to market value.

The following is the DSUs continuity schedule as of December 31, 2025:

	DSUs outstanding	Deferred compensation liability at year end
Balance December 31, 2022	-	-
DSUs granted in 2023	1,537,255	-
Balance December 31, 2023	1,537,255	244,000
DSUs granted in 2024	632,257
Balance December 31, 2024	2,169,512	422,000
DSUs granted in 2025	438,425
Balance December 31, 2025	2,607,937	856,000

There were no conversions of DSUs to shares or cancelation of DSUs during the years ended December 31,2025, 2024 and 2023.

During the years ended December 31, 2025 and 2024 the Company had no warrants issued, expired or exercised.

During the year ended December 31, 2023, the Company had the following warrant activity:

Exercise Prices (CAD$)	Expiry Dates	Outstanding at December 31, 2022	Issued	Exercised	Expired	Outstanding at December 31, 2023
$0.75	October 28, 2023	638,510	-	-	638,510	-